FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY Investment Company Act file number: 811-4769

Strong Municipal Bond Fund, Inc., on behalf of the Strong Municipal Bond Fund
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  (Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
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  (Address of principal executive offices)

Richard Smirl, Strong Capital Management, Inc.
P.O. Box 2936 Milwaukee, WI 53201
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  (Name and address of agent for service)


Registrant's telephone number, including area code: (414)359-3400

Date of Fiscal year-end: October 31

Date of reporting period: 7/1/2003 - 6/30/2004
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Item 1. Proxy Voting Record

There were no proxies voted in relation to the securities held in the fund's Portfolio.




SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Strong Municipal Bond Fund, Inc., on behalf of the Strong Municipal Bond Fund
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       (Registrant)


By /s/Thomas M. Zoeller, Vice President
       (Signature & Title)


Date August 19, 2004